Expense Example, No Redemption (Vanguard Target Retirement 2055 Fund Retail)	Vanguard Target Retirement 2055 Fund Vanguard Target Retirement 2055 Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230